SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Fair value of investments	$ 289,543	$ 192,583
Public company shares [member]
Disclosure of detailed information about investment property [line items]
Fair value of investments	157,143
Private company shares [member]
Disclosure of detailed information about investment property [line items]
Fair value of investments	$ 132,400